Operating Lease - Additional Information (Detail) - University of Utrecht [member] - EUR (€) € in Thousands		12 Months Ended
	Nov. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease [Line Items]
Rental expense		€ 434
Rent and service charges expense		€ 564	€ 270
Operating lease term of lease agreement	5 years	2 years
Leases expiration period		Fourth quarter of 2021